Expense Example, No Redemption - FidelitySustainableUSEquityFund-AMCIZPRO - FidelitySustainableUSEquityFund-AMCIZPRO - Fidelity Sustainable U.S. Equity Fund	Jul. 30, 2024 USD ($)
Fidelity Advisor Sustainable U.S. Equity Fund - Class A
Expense Example, No Redemption:
1 Year	$ 685
3 Years	993
5 Years	1,338
10 Years	2,308
Fidelity Advisor Sustainable U.S. Equity Fund - Class M
Expense Example, No Redemption:
1 Year	488
3 Years	853
5 Years	1,257
10 Years	2,386
Fidelity Advisor Sustainable U.S. Equity Fund - Class C
Expense Example, No Redemption:
1 Year	193
3 Years	674
5 Years	1,196
10 Years	2,442
Fidelity Advisor Sustainable U.S. Equity Fund - Class I
Expense Example, No Redemption:
1 Year	92
3 Years	353
5 Years	649
10 Years	1,490
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z
Expense Example, No Redemption:
1 Year	77
3 Years	317
5 Years	593
10 Years	$ 1,380